INVESTMENT IN UNCONSOLIDATED AFFILIATES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
White Mountain Titanium Corporation
Schedule of Equity Method Investments [Line Items]
Cost Method Investments	$ 3	$ 3	$ 3
Ownership percentage in cost method unconsolidated affiliates			3.00%
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Cost Method Investments	$ 1	11
LPC
Schedule of Equity Method Investments [Line Items]
Ownership interest (as a percent)	50.00%
Total equity method investments	$ 81	$ 84